SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated January 8, 2024
to the Prospectus (the "Prospectus"), dated September 30, 2023, as amended November 8,
2023, November 30, 2023 and December 18, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Ceredex Value Advisors LLC and Coho Partners, Ltd. no longer serve as sub-advisers to the Fund. As such, all references to Ceredex Value Advisors LLC and Coho Partners, Ltd. are hereby deleted from the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1492 (1/24)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated January 8, 2024
to the Statement of Additional Information (the "SAI"), dated September 30, 2023, as amended
November 8, 2023, November 30, 2023, December 18, 2023 and January 4, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Ceredex Value Advisors LLC and Coho Partners, Ltd. no longer serve as sub-advisers to the Fund. As such, all references to Ceredex Value Advisors LLC and Coho Partners, Ltd. are hereby deleted from the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1493 (1/24)